Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Treasury Stock, Common [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023						$ 2		$ 77,996	$ (91,440)	$ (13,442)
Balance, shares at Dec. 31, 2023						23,572,232
Balance treasury, shares at Dec. 31, 2023
Stock-based compensation expense								628		628
Net loss									(10,129)	(10,129)
Partial conversion of Yorkville Note								343		343
Issuance of common stock in connection with settlement of vendor payable								242		242
Issuance of common stock in connection with settlement of vendor payable, shares						277,778
Repurchase of common stock							$ (529)			(529)
Repurchase of common stock, shares							(187,745)
Vesting of restricted stock units
Vesting of restricted stock units, shares						200,000
Issuance of common stock in connection with private placements, net of issuance costs								6,270		6,270
Issuance of common stock in connection with private placements, net of issuance costs, shares						3,598,850
Issuance of common stock to settle Yorkville commitment fee								500		500
Issuance of common stock to settle Yorkville commitment fee, shares						526,312
Issuance of warrants to terminate Helena SPA								35		35
Extinguishment of officer accrued salaries								132		132
Balance at Dec. 31, 2024						$ 2	$ (529)	86,146	(101,569)	$ (15,950)
Balance, shares at Dec. 31, 2024						28,175,172
Balance treasury, shares at Dec. 31, 2024							(187,745)			187,745
Stock-based compensation expense								208		$ 208
Net loss									(1,902)	(1,902)
Issuance of common stock in connection with September 2024 private placement
Issuance of common stock in connection with September 2024 private placement, shares						1,473,696
Partial conversion of Yorkville Note								1,094		1,094
Partial conversion of Yorkville Note, shares						1,111,708
Balance at Mar. 31, 2025						$ 2	$ (529)	87,448	(103,471)	(16,550)
Balance, shares at Mar. 31, 2025						30,760,576
Balance treasury, shares at Mar. 31, 2025							(187,745)
Balance at Dec. 31, 2024						$ 2	$ (529)	86,146	(101,569)	$ (15,950)
Balance, shares at Dec. 31, 2024						28,175,172
Balance treasury, shares at Dec. 31, 2024							(187,745)			187,745
Issuance of common stock in connection with Yorkville SEPA								2,569		$ 2,569
Issuance of common stock in connection with Yorkville SEPA, shares						1,020,880
Stock-based compensation expense								1,962		1,962
Net loss									(2,801)	(2,801)
Issuance of common stock in connection with settlement of vendor payable								111		$ 111
Issuance of common stock in connection with settlement of vendor payable, shares						250,000				1,866,562
Repurchase of common stock										$ (500)
Repurchase of common stock, shares										(187,745)
Vesting of restricted stock units
Vesting of restricted stock units, shares						970,574				970,574
Issuance of common stock in connection with private placements, net of issuance costs								2,497		$ 2,497
Issuance of common stock in connection with private placements, net of issuance costs, shares						4,864,619
Issuance of common stock upon partial conversions of Yorkville Note								1,392		1,392
Issuance of common stock upon partial conversions of Yorkville Note, shares						1,866,562
Issuance of common stock upon conversions of loans with related parties								2,334		2,334
Issuance of common stock upon conversions of loans with related parties, shares						3,166,475
Issuance of common stock upon conversions of PIPE Notes								510		510
Issuance of common stock upon conversion of PIPE Notes, shares						1,453,174
Issuance of common stock upon conversions of loan extensions with related parties								2,584		2,584
Issuance of common stock upon conversion of loan extensions with related parties, shares						3,650,248
Issuance of common stock in connection with subscription agreements with related parties								1,697		1,697
Issuance of common stock in connection with subscription agreements with related parties, shares						3,438,538
Issuance of common stock in connection with exercises of pre-funded warrants
Issuance of common stock in connection with exercises of pre-funded warrants, shares						3,048,232
Issuance of common stock in connection with exercises of Helena Termination Warrants								60		60
Issuance of common stock in connection with exercises of Helena Termination Warrants, shares						50,000
Issuance of common stock for consulting services rendered								70		70
Issuance of common stock for consulting services rendered, shares						30,000
Balance at Dec. 31, 2025	$ 5	$ (529)	$ 101,929	$ (104,370)	$ (2,965)	$ 2	$ (529)	101,932	(104,370)	$ (2,965)
Balance, shares at Dec. 31, 2025	51,984,473					51,984,474
Balance treasury, shares at Dec. 31, 2025		(187,745)					(187,745)			187,745
Issuance of common stock in connection with Yorkville SEPA			408		408
Issuance of common stock in connection with Yorkville SEPA, shares						400,000
Issuance of common stock in connection with subscription agreement with related party			500		500
Issuance of common stock in connection with subscription agreements with related parties, shares						595,238
Stock-based compensation expense			431		431
Net loss				$ (2,453)	$ (2,453)					$ (2,453)
Balance at Mar. 31, 2026						$ 5	$ (529)	$ 103,268	$ (106,823)	$ (4,079)
Balance, shares at Mar. 31, 2026						52,979,711
Balance treasury, shares at Mar. 31, 2026							(187,745)			187,745